                          SUPPLEMENT DATED JUNE 1, 2002
                                       TO
                          PROSPECTUS DATED MAY 1, 2002


                      METROPOLITAN LIFE SEPARATE ACCOUNT E
              PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
                  ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY



This Supplement updates the following information:



On page B-PPA-42, insert a new bullet at the top of the page as follows:

       [ ]For participants in the Teacher Retirement System of Texas who purchase contracts on or after June 1, 2002, if you have continuously participated for 10 years. Continuously participated means your contract must be in existence for 10 years prior to the requested withdrawal.


















                       THIS SUPPLEMENT SHOULD BE READ AND
                         RETAINED FOR FUTURE REFERENCE.


ONE MADISON AVENUE                                                    TELEPHONE:
NEW YORK, NEW YORK 10010                                            800-560-5001